Commitments - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating and Capital Leases (Detail) $ in Thousands	Jan. 31, 2016 USD ($)
Capital Leases
Fiscal 2017	$ 118,820
Fiscal 2018	122,467
Fiscal 2019	115,581
Fiscal 2020	201,543
Fiscal 2021	0
Thereafter	0
Total minimum lease payments	558,411
Less: amount representing interest	(60,207)
Present value of capital lease obligations	498,204
Operating Leases
Fiscal 2017	356,527
Fiscal 2018	319,878
Fiscal 2019	251,649
Fiscal 2019	202,514
Fiscal 2020	189,430
Thereafter	998,849
Total minimum lease payments	2,318,847
Financing Obligation, Building in Progress-Leased Facility
Fiscal 2017	16,877
Fiscal 2018	21,107
Fiscal 2019	21,551
Fiscal 2020	21,995
Fiscal 2021	22,440
Thereafter	230,077
Total minimum lease payments	$ 334,047